INCOME TAXES - Components of income tax provision/ (benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Current
State					$ 1	$ 1
Foreign					(25)
Total Current					(24)	1
Deferred
Total	$ 1	$ 1	$ 1	$ (24)	$ (24)	$ 1